Semiannual Report

February 28, 2003

Hollister

Phoenix-Hollister Small Cap Value Fund

Phoenix-Hollister Value Equity Fund


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

   We are in the throes of one of the most stubborn bear markets in history. No one knows when the market will turn this time. But, keep in mind that bear markets are routine and expected occurrences, and, more important, they always are followed by bull markets. The key is to remember that sudden upward moves in the market often happen when they are least expected. And to experience the generous growth the stock market can provide, you must catch the market's very best days.

   Investors who missed the 50 best days in the stock market for the approximately 20 years between January 1981 and December 2002 gave up nearly three-quarters of the market's return. They gained 2.8% versus the hearty 12.1% earned by investors that stayed the course*.

   Do we know what to expect from markets in the near and short term? No. But how you respond now may be the difference between success and failure--not just in recovering your losses, but in reaching your long-term goals.

   For more perspective on markets and your portfolio, we encourage you to talk with your financial advisor. Also, I hope you'll take a moment to review our Investing Essentials(R) topics in the Individual Investors area on PhoenixInvestments.com.

Sincerely,

/s/  PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds

FEBRUARY 28, 2003

*FOR THE 5,555 DAYS OF THE PERIOD CITED, THE S&P 500(R) AVERAGE ANNUAL RETURN WAS 12.1%. WITH THE 50 BEST DAYS REMOVED, THE S&P 500 ONLY GAINED 2.8%. RETURNS DO NOT INCLUDE DIVIDENDS. SOURCE: NED DAVIS RESEARCH, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-HOLLISTER SMALL CAP VALUE FUND

                        INVESTMENTS AT FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                     SHARES        VALUE
                                                   ---------    ------------
COMMON STOCKS--91.2%

AEROSPACE & DEFENSE--4.7%
DRS Technologies, Inc.(b) ........................    69,800    $  1,576,782
Herley Industries, Inc.(b) .......................   129,300       1,802,442
Integrated Defense Technologies, Inc.(b) .........   201,200       2,792,656
                                                                ------------
                                                                   6,171,880
                                                                ------------
AIR FREIGHT & COURIERS--2.6%
Airborne, Inc. ...................................   100,000       1,404,000
Pacer International, Inc.(b) .....................   141,200       1,934,440
                                                                ------------
                                                                   3,338,440
                                                                ------------
AIRLINES--0.6%
Continental Airlines, Inc. Class B(b) ............   159,700         814,470

APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
Liz Claiborne, Inc. ..............................    73,700       2,078,340

APPLICATION SOFTWARE--1.2%
SeaChange International, Inc.(b) .................   215,300       1,612,597

BANKS--8.9%
Cullen/Frost Bankers, Inc. .......................    71,300       2,221,708
First Charter Corp. ..............................    85,300       1,590,845
First Tennessee National Corp. ...................    38,900       1,485,591
Hibernia Corp. Class A ...........................   137,200       2,486,064
NetBank, Inc. ....................................   144,600       1,375,146
W Holding Co., Inc. ..............................    63,200       1,152,768
Webster Financial Corp. ..........................    36,900       1,313,640
                                                                ------------
                                                                  11,625,762
                                                                ------------
BIOTECHNOLOGY--1.0%
Protein Design Labs, Inc.(b) .....................   162,600       1,243,890

BROADCASTING & CABLE TV--1.2%
Mediacom Communications Corp.(b) .................   113,800         954,782
Sirius Satellite Radio, Inc.(b) ..................   353,200         268,432
XM Satellite Radio Holdings, Inc. Class A(b) .....    69,200         325,932
                                                                ------------
                                                                   1,549,146
                                                                ------------
BUILDING PRODUCTS--0.3%
York International Corp. .........................    15,800         338,120

CASINOS & GAMING--0.9%
WMS Industries, Inc.(b) ..........................   102,600       1,233,252


                                                     SHARES        VALUE
                                                   ---------    ------------
COMMODITY CHEMICALS--1.1%
Lyondell Chemical Co. ............................   116,000    $  1,381,560

COMPUTER & ELECTRONICS RETAIL--1.3%
Circuit City Stores, Inc. ........................   383,400       1,694,628

COMPUTER HARDWARE--1.4%
Concurrent Computer Corp.(b) .....................   437,800       1,291,510
Gateway, Inc.(b) .................................   253,800         553,284
                                                                ------------
                                                                   1,844,794
                                                                ------------
CONSTRUCTION & ENGINEERING--2.0%
Dycom Industries, Inc.(b) ........................   118,000       1,231,920
MasTec, Inc.(b) ..................................   492,400         743,524
Shaw Group, Inc. (The)(b) ........................    67,400         646,366
                                                                ------------
                                                                   2,621,810
                                                                ------------
CONSTRUCTION MATERIALS--1.1%
Texas Industries, Inc. ...........................    73,200       1,453,020

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--3.0%
Astec Industries, Inc.(b) ........................   184,700       1,316,911
Terex Corp.(b) ...................................   129,900       1,569,192
Trinity Industries, Inc. .........................    61,100         990,431
                                                                ------------
                                                                   3,876,534
                                                                ------------
DIVERSIFIED CHEMICALS--1.0%
Olin Corp. .......................................    80,000       1,320,000

DIVERSIFIED COMMERCIAL SERVICES--0.7%
Arbitron, Inc.(b) ................................    31,400         978,738

DIVERSIFIED FINANCIAL SERVICES--1.1%
E*TRADE Group, Inc.(b) ...........................   156,300         656,460
James (Raymond) Financial, Inc. ..................    31,500         802,620
                                                                ------------
                                                                   1,459,080
                                                                ------------
DIVERSIFIED METALS & MINING--2.3%
Arch Coal, Inc. ..................................    95,500       1,900,450
Massey Energy Co. ................................   114,200       1,064,344
                                                                ------------
                                                                   2,964,794
                                                                ------------
DRUG RETAIL--0.5%
Rite Aid Corp.(b) ................................   278,600         668,640


                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                     SHARES        VALUE
                                                   ---------    ------------
ELECTRIC UTILITIES--4.2%
Black Hills Corp. ................................    83,000    $  1,961,290
Hawaiian Electric Industries, Inc. ...............    50,600       2,013,880
PNM Resources, Inc. ..............................    71,600       1,509,328
                                                                ------------
                                                                   5,484,498
                                                                ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.1%
KEMET Corp.(b) ...................................    40,900         326,382
PerkinElmer, Inc. ................................    53,500         453,680
Photon Dynamics, Inc.(b) .........................   164,500       2,942,905
Plexus Corp.(b) ..................................    70,700         696,395
Tech Data Corp.(b) ...............................    44,300       1,002,066
                                                                ------------
                                                                   5,421,428
                                                                ------------
EMPLOYMENT SERVICES--1.5%
Manpower, Inc. ...................................    64,200       1,949,754

GAS UTILITIES--0.4%
UGI Corp. ........................................    11,600         480,240

HEALTH CARE DISTRIBUTORS & SERVICES--2.7%
Andrx Corp.(b) ...................................   192,000       2,236,800
Unilab Corp.(b) ..................................    70,700       1,275,428
                                                                ------------
                                                                   3,512,228
                                                                ------------
HOUSEHOLD APPLIANCES--0.6%
Stanley Works (The) ..............................    31,400         810,434

INTERNET SOFTWARE & SERVICES--0.2%
Digital River, Inc.(b) ...........................    28,300         254,134

LEISURE PRODUCTS--1.0%
Hasbro, Inc. .....................................   111,800       1,353,898

MOVIES & ENTERTAINMENT--2.4%
Metro-Goldwyn-Mayer, Inc.(b) .....................    55,500         555,555
Regal Entertainment Group Class A ................   129,500       2,590,000
                                                                ------------
                                                                   3,145,555
                                                                ------------
MULTI-UTILITIES--1.0%
Calpine Corp.(b) .................................   449,000       1,252,710

NETWORKING EQUIPMENT--2.8%
Brocade Communications Systems, Inc.(b) ..........   391,000       1,575,730
Finisar Corp.(b) ................................. 1,120,400       1,064,380
McDATA Corp. Class B(b) ..........................   121,400       1,007,620
                                                                ------------
                                                                   3,647,730
                                                                ------------
OIL & GAS DRILLING--1.4%
National-Oilwell, Inc.(b) ........................    51,200       1,152,000
Rowan Cos., Inc. .................................    34,900         685,087
                                                                ------------
                                                                   1,837,087
                                                                ------------

                                                     SHARES        VALUE
                                                   ---------    ------------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
Newfield Exploration Co.(b) ......................    18,800    $    641,080

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.7%
Ashland, Inc. ....................................    47,200       1,312,632
Premcor, Inc.(b) .................................    36,500         916,515
                                                                ------------
                                                                   2,229,147
                                                                ------------
PHARMACEUTICALS--2.9%
Sepracor, Inc.(b) ................................   107,600       1,329,936
SICOR, Inc.(b) ...................................   163,000       2,418,920
                                                                ------------
                                                                   3,748,856
                                                                ------------
PROPERTY & CASUALTY INSURANCE--4.2%
Commerce Group, Inc. (The) .......................    60,100       2,044,602
Fremont General Corp. ............................   153,900         934,173
Mercury General Corp. ............................    71,300       2,581,773
                                                                ------------
                                                                   5,560,548
                                                                ------------
PUBLISHING & PRINTING--1.2%
Media General, Inc. Class A ......................    32,200       1,613,220

REINSURANCE--2.4%
Arch Capital Group Ltd.(b) .......................   100,000       3,126,000

REITS--3.1%
FBR Asset Investment Corp. .......................    10,000         320,800
Healthcare Realty Trust, Inc. ....................     9,400         263,858
iStar Financial, Inc. ............................    82,000       2,328,800
Prentiss Properties Trust ........................    20,000         524,200
Ventas, Inc. .....................................    49,100         589,200
                                                                ------------
                                                                   4,026,858
                                                                ------------
SEMICONDUCTORS--5.6%
Advanced Micro Devices, Inc.(b) ..................   138,400         759,816
Applied Micro Circuits Corp.(b) ..................   210,300         733,947
Genesis Microchip, Inc.(b) .......................   163,700       1,993,866
GlobespanVirata, Inc. ............................   214,900       1,001,434
LSI Logic Corp.(b) ...............................   280,200       1,244,088
Skyworks Solutions, Inc.(b) ......................   238,300       1,663,334
                                                                ------------
                                                                   7,396,485
                                                                ------------
SPECIALTY CHEMICALS--0.9%
RPM International, Inc. ..........................   116,400       1,164,000

SPECIALTY STORES--2.0%
Office Depot, Inc.(b) ............................   142,200       1,669,428
Pep Boys-Manny, Moe & Jack (The) .................   110,300         996,009
                                                                ------------
                                                                   2,665,437
                                                                ------------

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                     SHARES        VALUE
                                                   ---------    ------------
TELECOMMUNICATIONS EQUIPMENT--3.4%
Harris Corp. .....................................    83,100    $  2,489,676
Scientific-Atlanta, Inc. .........................   151,300       1,986,569
                                                                ------------
                                                                   4,476,245
                                                                ------------
TOBACCO--1.8%
UST, Inc. ........................................    84,000       2,421,720

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Boston Communications Group, Inc.(b) .............    73,800         943,164
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $131,744,899)                                   119,431,951
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.2%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Celestica, Inc. (Canada)(b) ......................    73,800         890,028

HOTELS, RESORTS & CRUISE LINES--0.5%
Four Seasons Hotels, Inc. (Canada) ...............    24,900         652,131

PHARMACEUTICALS--0.8%
Elan Corp. plc ADR (Ireland)(b) ..................   322,300       1,086,151

REINSURANCE--1.2%
Everest Re Group Ltd. (Barbados) .................    29,200       1,559,280
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,655,764)                                       4,187,590
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--3.0%

iShares Russell 2000 Index Fund ..................    27,200       1,958,672
iShares Russell 2000 Value Index Fund ............    18,700       1,970,980
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,933,588)                                       3,929,652
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $140,334,251)                                   127,549,193
----------------------------------------------------------------------------


                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)         VALUE
                                            --------  ------    ------------
SHORT-TERM OBLIGATIONS--2.7%

COMMERCIAL PAPER--2.7%
Corporate Asset Funding Co. 1.34%, 3/3/03     A-1+    $3,480    $  3,479,741
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,479,741)                                       3,479,741
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $143,813,992)                                   131,028,934(a)

Other assets and liabilities, net--(0.1)%                           (113,020)
                                                                ------------
NET ASSETS--100.0%                                              $130,915,914
                                                                ============

(a)Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,651,004 and gross depreciation of $17,527,255 for federal income tax purposes. At February 28, 2003, the aggregate cost of securities for federal income tax purposes was $144,905,185.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $143,813,992)                               $131,028,934
Cash                                                                 404,120
Receivables
   Investment securities sold                                      4,083,682
   Dividends and interest                                            242,603
   Fund shares sold                                                  188,580
   Prepaid expenses                                                    1,850
                                                                ------------
     Total assets                                                135,949,769
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 4,307,094
   Fund shares repurchased                                           438,769
   Transfer agent fee                                                 87,153
   Distribution and service fees                                      66,974
   Investment advisory fee                                            57,996
   Financial agent fee                                                 6,987
   Trustees' fee                                                       6,324
   Payable to adviser                                                    882
Accrued expenses                                                      61,676
                                                                ------------
     Total liabilities                                             5,033,855
                                                                ------------
NET ASSETS                                                      $130,915,914
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $193,808,973
Accumulated net investment loss                                         (836)
Accumulated net realized loss                                    (50,107,165)
Net unrealized depreciation                                      (12,785,058)
                                                                ------------
NET ASSETS                                                      $130,915,914
                                                                ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $60,215,375)                6,423,703
Net asset value per share                                              $9.37
Offering price per share $9.37/(1-5.75%)                               $9.94

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $30,851,181)                3,438,774
Net asset value and offering price per share                           $8.97

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $39,849,358)                4,442,826
Net asset value and offering price per share                           $8.97


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $  1,310,681
Interest                                                              41,772
Foreign taxes withheld                                                (3,858)
                                                                ------------
     Total investment income                                       1,348,595
                                                                ------------
EXPENSES
Investment advisory fee                                              676,092
Service fee, Class A                                                  88,559
Distribution and service fees, Class B                               175,569
Distribution and service fees, Class C                               221,408
Financial agent fee                                                   74,185
Transfer agent                                                       265,469
Registration                                                          31,631
Printing                                                              27,773
Custodian                                                             14,171
Trustees                                                              12,655
Professional                                                          12,035
Miscellaneous                                                          8,495
                                                                ------------
     Total expenses                                                1,608,042
     Less expenses borne by investment adviser                      (257,857)
     Custodian fees paid indirectly                                     (754)
                                                                ------------
     Net expenses                                                  1,349,431
                                                                ------------
NET INVESTMENT LOSS                                                     (836)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (14,809,749)
Net change in unrealized appreciation (depreciation) on
   investments                                                   (14,155,938)
                                                                ------------
NET LOSS ON INVESTMENTS                                          (28,965,687)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(28,966,523)
                                                                ============


                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Six Months
                                                                                                      Ended
                                                                                                     2/28/03            Year Ended
                                                                                                   (Unaudited)            8/31/02
                                                                                                   ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $       (836)       $   (893,570)
   Net realized gain (loss)                                                                         (14,809,749)        (11,568,534)
   Net change in unrealized appreciation (depreciation)                                             (14,155,938)        (10,238,352)
                                                                                                   ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      (28,966,523)        (22,700,456)
                                                                                                   ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                                    --            (140,168)
   Net realized short-term gains, Class B                                                                    --             (67,777)
   Net realized short-term gains, Class C                                                                    --             (76,536)
                                                                                                   ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                                 --            (284,481)
                                                                                                   ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (740,565 and 2,995,398 shares, respectively)                         7,553,265          37,470,841
   Net asset value of shares issued from reinvestment of distributions (0 and 10,054
      shares, respectively)                                                                                  --             125,986
   Cost of shares repurchased (1,664,882 and 2,586,657 shares, respectively)                        (16,759,552)        (31,993,060)
                                                                                                   ------------        ------------
Total                                                                                                (9,206,287)          5,603,767
                                                                                                   ------------        ------------
CLASS B
   Proceeds from sales of shares (237,778 and 1,175,378 shares, respectively)                         2,346,976          14,180,441
   Net asset value of shares issued from reinvestment of distributions (0 and 5,750
      shares, respectively)                                                                                  --              69,074
   Cost of shares repurchased (520,466 and 729,750 shares, respectively)                             (5,025,602)         (8,619,889)
                                                                                                   ------------        ------------
Total                                                                                                (2,678,626)          5,629,626
                                                                                                   ------------        ------------
CLASS C
   Proceeds from sales of shares (484,068 and 1,647,588 shares, respectively)                         4,796,942          19,922,904
   Net asset value of shares issued from reinvestment of distributions (0 and 5,923
      shares, respectively)                                                                                  --              71,602
   Cost of shares repurchased (576,706 and 809,589 shares, respectively)                             (5,617,092)         (9,549,583)
                                                                                                   ------------        ------------
Total                                                                                                  (820,150)         10,444,923
                                                                                                   ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        (12,705,063)         21,678,316
                                                                                                   ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                            (41,671,586)         (1,306,621)

NET ASSETS
   Beginning of period                                                                              172,587,500         173,894,121
                                                                                                   ------------        ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($836) AND $0, RESPECTIVELY]        $130,915,914        $172,587,500
                                                                                                   ============        ============

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                       FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                     YEAR ENDED AUGUST 31                 INCEPTION
                                                        2/28/03       ---------------------------------------------    11/20/97 TO
                                                      (UNAUDITED)       2002        2001         2000         1999       8/31/98
Net asset value, beginning of period                    $11.30         $12.72      $17.90       $11.41       $ 8.11      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.02          (0.01)      (0.05)       (0.08)        0.01       (0.01)
   Net realized and unrealized gain (loss)               (1.95)         (1.39)      (2.34)        7.38         3.31       (1.85)
                                                        ------         ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.93)         (1.40)      (2.39)        7.30         3.32       (1.86)
                                                        ------         ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --             --          --           --           --       (0.03)
   Distributions from net realized gains                    --          (0.02)      (2.79)       (0.81)       (0.02)         --
                                                        ------         ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                    --          (0.02)      (2.79)       (0.81)       (0.02)      (0.03)
                                                        ------         ------      ------       ------       ------      ------
Change in net asset value                                (1.93)         (1.42)      (5.18)        6.49         3.30       (1.89)
                                                        ------         ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 9.37         $11.30      $12.72       $17.90       $11.41      $ 8.11
                                                        ======         ======      ======       ======       ======      ======
Total return(2)                                         (17.08)%(5)    (11.02)%    (14.24)%      66.15 %      40.90%     (18.64)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $60,215        $83,005     $88,174      $79,254      $26,926      $14,519

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                  1.40 %(6)(7)   1.40 %(7)   1.40 %(7)    1.40 %(7)    1.40%       1.40 %(6)
   Net investment income (loss)                           0.39 %(6)     (0.11)%     (0.39)%      (0.45)%       0.15%      (0.14)%(6)
Portfolio turnover                                          93 %(5)       123 %       229 %        191 %        203%        105 %(5)

                                                                                          CLASS B
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                     YEAR ENDED AUGUST 31                 INCEPTION
                                                        2/28/03       ---------------------------------------------    11/20/97 TO
                                                      (UNAUDITED)       2002        2001         2000         1999       8/31/98
Net asset value, beginning of period                    $10.85         $12.31      $17.54       $11.27       $ 8.07      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       (0.02)         (0.10)      (0.16)       (0.19)       (0.06)      (0.08)
   Net realized and unrealized gain (loss)               (1.86)         (1.34)      (2.28)        7.27         3.28       (1.82)
                                                        ------         ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.88)         (1.44)      (2.44)        7.08         3.22       (1.90)
                                                        ------         ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --             --          --           --           --       (0.03)
   Distributions from net realized gains                    --          (0.02)      (2.79)       (0.81)       (0.02)         --
                                                        ------         ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                    --          (0.02)      (2.79)       (0.81)       (0.02)      (0.03)
                                                        ------         ------      ------       ------       ------      ------
Change in net asset value                                (1.88)         (1.46)      (5.23)        6.27         3.20       (1.93)
                                                        ------         ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 8.97         $10.85      $12.31       $17.54       $11.27      $ 8.07
                                                        ======         ======      ======       ======       ======      ======
Total return(2)                                         (17.33)%(5)    (11.72)%    (14.89)%      64.97 %      39.86 %    (19.07)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $30,851        $40,382     $40,270      $26,625       $9,494      $5,922

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                  2.15 %(6)(7)   2.15 %(7)   2.15 %(7)    2.15 %(7)    2.15 %      2.15 %(6)
   Net investment income (loss)                          (0.35)%(6)     (0.86)%     (1.14)%      (1.20)%      (0.60)%     (1.01)%(6)
Portfolio turnover                                          93 %(5)       123 %       229 %        191 %        203 %       105 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.74%, 1.64%, 1.58%, 1.67%, 1.87% and 3.12% for the periods ended February 28,
    2003, August 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.49%, 2.39%, 2.33%, 2.42%, 2.62% and 3.87% for the periods ended February 28,
    2003, August 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                       FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                     YEAR ENDED AUGUST 31                 INCEPTION
                                                        2/28/03       ---------------------------------------------    11/20/97 TO
                                                      (UNAUDITED)       2002        2001         2000         1999       8/31/98
Net asset value, beginning of period                    $10.85         $12.31      $17.54       $11.27       $ 8.07      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       (0.02)         (0.10)      (0.16)       (0.19)       (0.06)      (0.08)
   Net realized and unrealized gain (loss)               (1.86)         (1.34)      (2.28)        7.27         3.28       (1.82)
                                                        ------         ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.88)         (1.44)      (2.44)        7.08         3.22       (1.90)
                                                        ------         ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --             --          --           --           --       (0.03)
   Distributions from net realized gains                    --          (0.02)      (2.79)       (0.81)       (0.02)         --
                                                        ------         ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                    --          (0.02)      (2.79)       (0.81)       (0.02)      (0.03)
                                                        ------         ------      ------       ------       ------      ------
Change in net asset value                                (1.88)         (1.46)      (5.23)        6.27         3.20       (1.93)
                                                        ------         ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 8.97         $10.85      $12.31       $17.54       $11.27      $ 8.07
                                                        ======         ======      ======       ======       ======      ======
Total return(2)                                         (17.33)%(4)    (11.72)%    (14.89)%      64.97 %      39.86 %    (19.09)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $39,849        $49,201     $45,450      $28,046       $6,465      $2,770

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                  2.15 %(5)(6)   2.15 %(6)   2.15 %(6)    2.15 %(6)    2.15 %      2.15 %(5)
   Net investment income (loss)                          (0.35)%(5)     (0.86)%     (1.14)%      (1.20)%      (0.60)%     (0.98)%(5)
Portfolio turnover                                          93 %(4)       123 %       229 %        191 %        203 %       105 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.49%, 2.39%, 2.33%, 2.42%, 2.62% and 3.87% for the periods ended February 28,
    2003, August 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-HOLLISTER VALUE EQUITY FUND

                        INVESTMENTS AT FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                     SHARES        VALUE
                                                     -------    -----------
COMMON STOCKS--97.4%

ADVERTISING--2.1%
Interpublic Group of Cos., Inc. (The) ............    80,400    $   775,860
Omnicom Group, Inc. ..............................     9,700        513,906
                                                                -----------
                                                                  1,289,766
                                                                -----------
AEROSPACE & DEFENSE--5.5%
Honeywell International, Inc. ....................    62,500      1,430,625
L-3 Communications Holdings, Inc.(b) .............    31,600      1,141,392
Raytheon Co. .....................................    32,600        882,808
                                                                -----------
                                                                  3,454,825
                                                                -----------
BANKS--11.3%
Bank of America Corp. ............................    21,400      1,481,736
Bank of New York Co., Inc. (The) .................    46,100      1,050,158
Bank One Corp. ...................................    38,400      1,383,552
U.S. Bancorp .....................................    74,100      1,550,172
Union Planters Corp. .............................    31,400        864,128
Wells Fargo & Co. ................................    15,400        698,390
                                                                -----------
                                                                  7,028,136
                                                                -----------
BIOTECHNOLOGY--1.9%
Genentech, Inc.(b) ...............................    32,700      1,156,272

BROADCASTING & CABLE TV--5.0%
Comcast Corp. Class A(b) .........................    72,400      2,033,716
Cox Communications, Inc. Class A(b) ..............    36,100      1,070,365
                                                                -----------
                                                                  3,104,081
                                                                -----------
COMPUTER HARDWARE--2.8%
Hewlett-Packard Co. ..............................    52,400        830,540
International Business Machines Corp. ............    11,500        896,425
                                                                -----------
                                                                  1,726,965
                                                                -----------

COMPUTER STORAGE & PERIPHERALS--1.6%
EMC Corp.(b) .....................................   137,600      1,016,864

DIVERSIFIED CHEMICALS--2.1%
Dow Chemical Co. (The) ...........................    47,200      1,288,560

DIVERSIFIED COMMERCIAL SERVICES--1.7%
Cendant Corp.(b) .................................    86,900      1,069,739


                                                     SHARES        VALUE
                                                     -------    -----------
DIVERSIFIED FINANCIAL SERVICES--7.4%
J.P. Morgan Chase & Co. ..........................    74,000    $ 1,678,320
Lehman Brothers Holdings, Inc. ...................    21,600      1,195,992
Merrill Lynch & Co., Inc. ........................    50,700      1,727,856
                                                                -----------
                                                                  4,602,168
                                                                -----------
DIVERSIFIED METALS & MINING--0.9%
Peabody Energy Corp. .............................    18,700        534,446

DRUG RETAIL--1.1%
CVS Corp. ........................................    28,600        712,140

ELECTRIC UTILITIES--2.7%
Dominion Resources, Inc. .........................    31,100      1,676,290

GAS UTILITIES--2.2%
NiSource, Inc. ...................................    81,400      1,378,916

GENERAL MERCHANDISE STORES--1.1%
Target Corp. .....................................    24,400        699,060

HEALTH CARE FACILITIES--2.7%
Tenet Healthcare Corp.(b) ........................    91,200      1,657,104

HOME IMPROVEMENT RETAIL--3.5%
Home Depot, Inc. (The) ...........................    91,800      2,152,710

INDUSTRIAL CONGLOMERATES--2.0%
Tyco International Ltd. ..........................    84,800      1,255,040

INTEGRATED OIL & GAS--2.0%
Exxon Mobil Corp. ................................    36,200      1,231,524

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
Qwest Communications International, Inc.(b) ......   108,300        387,714
Verizon Communications, Inc. .....................    17,100        591,318
                                                                -----------
                                                                    979,032
                                                                -----------
IT CONSULTING & SERVICES--1.0%
Electronic Data Systems Corp. ....................    41,100        639,927

LIFE & HEALTH INSURANCE--1.9%
UnumProvident Corp. ..............................    90,600      1,177,800

MOVIES & ENTERTAINMENT--4.7%
AOL Time Warner, Inc.(b) .........................   132,600      1,501,032
Viacom, Inc. Class B(b) ..........................    38,300      1,422,079
                                                                -----------
                                                                  2,923,111
                                                                -----------

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                     SHARES        VALUE
                                                     -------    -----------
MULTI-UTILITIES--1.8%
El Paso Corp. ....................................   230,100    $ 1,118,286

NETWORKING EQUIPMENT--1.1%
Emulex Corp.(b) ..................................    39,000        700,830

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Kerr-McGee Corp. .................................    15,000        618,600

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.5%
Valero Energy Corp. ..............................    39,600      1,544,796

PACKAGED FOODS & MEATS--0.9%
Heinz (H.J.) Co. .................................    18,500        567,950

PAPER PRODUCTS--1.1%
International Paper Co. ..........................    18,900        662,067

PHARMACEUTICALS--4.2%
Bristol-Myers Squibb Co. .........................    62,300      1,451,590
Wyeth ............................................    33,800      1,191,450
                                                                -----------
                                                                  2,643,040
                                                                -----------
PHOTOGRAPHIC PRODUCTS--1.6%
Eastman Kodak Co. ................................    32,700        967,920

PROPERTY & CASUALTY INSURANCE--1.2%
Allstate Corp. (The) .............................    24,200        765,446

PUBLISHING & PRINTING--3.4%
Gannett Co., Inc. ................................    11,200        808,304
Knight-Ridder, Inc. ..............................    20,800      1,327,248
                                                                -----------
                                                                  2,135,552
                                                                -----------
RAILROADS--1.0%
Union Pacific Corp. ..............................    11,500        634,685

REITS--1.5%
Equity Office Properties Trust ...................    37,900        929,687

SEMICONDUCTORS--2.9%
Broadcom Corp. Class A(b) ........................    71,800      1,039,664
Intel Corp. ......................................    44,000        759,000
                                                                -----------
                                                                  1,798,664
                                                                -----------

                                                     SHARES        VALUE
                                                     -------    -----------
SYSTEMS SOFTWARE--1.0%
VERITAS Software Corp.(b) ........................    37,900    $   645,437

TELECOMMUNICATIONS EQUIPMENT--1.8%
Harris Corp. .....................................    38,000      1,138,480

TOBACCO--1.6%
UST, Inc. ........................................    35,600      1,026,348
---------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $63,288,805)                                    60,652,264
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.5%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Celestica, Inc. (Canada)(b) ......................    26,000        313,560
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $313,945)                                          313,560
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $63,602,750)                                    60,965,824
---------------------------------------------------------------------------

                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)
                                            --------  ------
SHORT-TERM OBLIGATIONS--2.5%

COMMERCIAL PAPER--2.5%
Corporate Asset Funding Co. 1.34%, 3/3/03     A-1+    $1,565      1,564,883
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,564,883)                                      1,564,883
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $65,167,633)                                    62,530,707(a)

Other assets and liabilities, net--(0.4)%                          (257,823)
                                                                -----------
NET ASSETS--100.0%                                              $62,272,884
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,034,908 and gross depreciation of $4,374,982 for federal income tax purposes. At February 28, 2003, the aggregate cost of securities for federal income tax purposes was $65,870,781.

(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $65,167,633)                                $ 62,530,707
Cash                                                                     826
Receivables
   Investment securities sold                                        782,316
   Dividends and interest                                             98,167
   Fund shares sold                                                   20,062
   Prepaid expenses                                                      293
                                                                ------------
     Total assets                                                 63,432,371
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                   840,446
   Fund shares repurchased                                           180,408
   Transfer agent fee                                                 35,825
   Distribution and service fees                                      29,287
   Financial agent fee                                                11,185
   Investment advisory fee                                            10,605
   Trustees' fee                                                       6,324
   Payable to adviser                                                    668
Accrued expenses                                                      44,739
                                                                ------------
     Total liabilities                                             1,159,487
                                                                ------------
NET ASSETS                                                      $ 62,272,884
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 94,261,566
Undistributed net investment income                                  374,697
Accumulated net realized loss                                    (29,726,453)
Net unrealized depreciation                                       (2,636,926)
                                                                ------------
NET ASSETS                                                      $ 62,272,884
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $33,175,707)                3,647,881
Net asset value per share                                              $9.09
Offering price per share $9.09/(1-5.75%)                               $9.64


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,533,635)                1,646,624
Net asset value and offering price per share                           $8.83


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,563,542)                1,648,846
Net asset value and offering price per share                           $8.83


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $    948,542
Interest                                                              25,287
Foreign taxes withheld                                                  (530)
                                                                ------------
     Total investment income                                         973,299
                                                                ------------
EXPENSES
Investment advisory fee                                              276,818
Service fee, Class A                                                  46,689
Distribution and service fees, Class B                                98,342
Distribution and service fees, Class C                                83,993
Financial agent fee                                                   52,938
Transfer agent                                                        98,227
Registration                                                          19,710
Professional                                                          14,205
Trustees                                                              12,655
Custodian                                                             12,450
Printing                                                              11,969
Miscellaneous                                                          5,927
                                                                ------------
     Total expenses                                                  733,923
     Less expenses borne by investment adviser                      (135,805)
     Custodian fees paid indirectly                                      (29)
                                                                ------------
     Net expenses                                                    598,089
                                                                ------------
NET INVESTMENT INCOME                                                375,210
                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (10,968,728)
Net change in unrealized appreciation (depreciation) on
   investments                                                    (1,490,284)
                                                                ------------
NET LOSS ON INVESTMENTS                                          (12,459,012)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(12,083,802)
                                                                ============

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Six Months
                                                                                                      Ended
                                                                                                     2/28/03            Year Ended
                                                                                                   (Unaudited)            8/31/02
                                                                                                   ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                                    $    375,210        $    283,943
   Net realized gain (loss)                                                                         (10,968,728)        (18,027,281)
   Net change in unrealized appreciation (depreciation)                                              (1,490,284)            137,398
                                                                                                   ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      (12,083,802)        (17,605,940)
                                                                                                   ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       (50,934)           (384,523)
   Net realized long-term gains, Class A                                                                     --            (725,832)
   Net realized long-term gains, Class B                                                                     --            (457,963)
   Net realized long-term gains, Class C                                                                     --            (296,217)
                                                                                                   ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            (50,934)         (1,864,535)
                                                                                                   ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (519,871 and 1,198,840 shares, respectively)                         5,081,633          14,107,742
   Net asset value of shares issued from reinvestment of distributions (4,938 and 90,238
      shares, respectively)                                                                              49,075           1,070,740
   Cost of shares repurchased (1,013,145 and 1,719,723 shares, respectively)                         (9,896,055)        (20,059,729)
                                                                                                   ------------        ------------
Total                                                                                                (4,765,347)         (4,881,247)
                                                                                                   ------------        ------------
CLASS B
   Proceeds from sales of shares (103,577 and 442,182 shares, respectively)                             995,962           5,058,231
   Net asset value of shares issued from reinvestment of distributions (0 and 37,057
      shares, respectively)                                                                                  --             430,227
   Cost of shares repurchased (1,247,801 and 640,922 shares, respectively)                          (11,914,301)         (7,135,754)
                                                                                                   ------------        ------------
Total                                                                                               (10,918,339)         (1,647,296)
                                                                                                   ------------        ------------
CLASS C
   Proceeds from sales of shares (120,049 and 370,401 shares, respectively)                           1,156,821           4,248,848
   Net asset value of shares issued from reinvestment of distributions (0 and 22,395
      shares, respectively)                                                                                  --             260,229
   Cost of shares repurchased (328,430 and 419,189 shares, respectively)                             (3,162,711)         (4,751,269)
                                                                                                   ------------        ------------
Total                                                                                                (2,005,890)           (242,192)
                                                                                                   ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                        (17,689,576)         (6,770,735)
                                                                                                   ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                            (29,824,312)        (26,241,210)

NET ASSETS
   Beginning of period                                                                               92,097,196         118,338,406
                                                                                                   ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $374,697 AND
      $50,421, RESPECTIVELY]                                                                       $ 62,272,884        $ 92,097,196
                                                                                                   ============        ============

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                       FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS A
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                     YEAR ENDED AUGUST 31                 INCEPTION
                                                        2/28/03       ---------------------------------------------     11/5/97 TO
                                                      (UNAUDITED)       2002        2001         2000         1999       8/31/98
Net asset value, beginning of period                    $10.64         $12.76      $15.03       $12.11       $ 8.94      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.07           0.08        0.08         0.03         0.02        0.03
   Net realized and unrealized gain (loss)               (1.61)         (1.97)      (0.93)        2.89         3.20       (1.07)
                                                        ------         ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.54)         (1.89)      (0.85)        2.92         3.22       (1.04)
                                                        ------         ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.01)         (0.08)         --           --        (0.05)      (0.02)
   Distributions from net realized gains                    --          (0.15)      (1.42)          --           --          --
                                                        ------         ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                 (0.01)         (0.23)      (1.42)          --        (0.05)      (0.02)
                                                        ------         ------      ------       ------       ------      ------
Change in net asset value                                (1.55)         (2.12)      (2.27)        2.92         3.17       (1.06)
                                                        ------         ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 9.09         $10.64      $12.76       $15.03       $12.11      $ 8.94
                                                        ======         ======      ======       ======       ======      ======
Total return(2)                                         (14.45)%(5)    (14.97)%     (6.71)%      24.11%       35.89%     (10.28)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $33,176        $43,993     $58,260      $37,977      $26,974     $19,766

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                  1.25 %(6)(7)   1.25 %(7)   1.25 %(7)    1.25%(7)     1.25%       1.25 %(6)
   Net investment income                                  1.37 %(6)      0.64 %      0.53 %       0.20%        0.14%       0.31 %(6)
Portfolio turnover                                         154 %(5)       166 %       249 %        193%         192%         59 %(5)

                                                                                          CLASS B
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                     YEAR ENDED AUGUST 31                 INCEPTION
                                                        2/28/03       ---------------------------------------------     11/5/97 TO
                                                      (UNAUDITED)       2002        2001         2000         1999       8/31/98
Net asset value, beginning of period                    $10.35         $12.42      $14.77       $12.00       $ 8.89      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.03          (0.01)      (0.03)       (0.08)       (0.07)      (0.04)
   Net realized and unrealized gain (loss)               (1.55)         (1.91)      (0.90)        2.85         3.19       (1.05)
                                                        ------         ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.52)         (1.92)      (0.93)        2.77         3.12       (1.09)
                                                        ------         ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --             --          --           --        (0.01)      (0.02)
   Distributions from net realized gains                    --          (0.15)      (1.42)          --           --          --
                                                        ------         ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                    --          (0.15)      (1.42)          --        (0.01)      (0.02)
                                                        ------         ------      ------       ------       ------      ------
Change in net asset value                                (1.52)         (2.07)      (2.35)        2.77         3.11       (1.11)
                                                        ------         ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 8.83         $10.35      $12.42       $14.77       $12.00      $ 8.89
                                                        ======         ======      ======       ======       ======      ======
Total return(2)                                         (14.69)%(5)    (15.57)%     (7.42)%      23.08 %      35.05 %    (10.92)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $14,534        $28,873     $36,669      $26,471      $24,709      $5,291

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                  2.00 %(6)(7)   2.00 %(7)   2.00 %(7)    2.00 %(7)    2.00 %      2.00 %(6)
   Net investment income (loss)                           0.69 %(6)     (0.11)%     (0.22)%      (0.57)%      (0.62)%     (0.45)%(6)
Portfolio turnover                                         154 %(5)       166 %       249 %        193 %        192 %        59 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.49%, 1.38%, 1.47%, 1.57% and 2.96% for the periods ended February 28,
    2003, August 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.36%, 2.24%, 2.13%, 2.22%, 2.32% and 3.71% for the periods ended February 28,
    2003, August 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                       FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS                                                          FROM
                                                         ENDED                     YEAR ENDED AUGUST 31                 INCEPTION
                                                        2/28/03       ---------------------------------------------     11/5/97 TO
                                                      (UNAUDITED)       2002        2001         2000         1999       8/31/98
Net asset value, beginning of period                    $10.35         $12.43      $14.78       $12.00       $ 8.89      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                        0.03          (0.01)      (0.03)       (0.07)       (0.07)      (0.04)
   Net realized and unrealized gain (loss)               (1.55)         (1.92)      (0.90)        2.85         3.19       (1.05)
                                                        ------         ------      ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    (1.52)         (1.93)      (0.93)        2.78         3.12       (1.09)
                                                        ------         ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     --             --          --           --        (0.01)      (0.02)
   Distributions from net realized gains                    --          (0.15)      (1.42)          --           --          --
                                                        ------         ------      ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                    --          (0.15)      (1.42)          --        (0.01)      (0.02)
                                                        ------         ------      ------       ------       ------      ------
Change in net asset value                                (1.52)         (2.08)      (2.35)        2.78         3.11       (1.11)
                                                        ------         ------      ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                          $ 8.83         $10.35      $12.43       $14.78       $12.00      $ 8.89
                                                        ======         ======      ======       ======       ======      ======
Total return(2)                                         (14.77)%(4)    (15.56)%     (7.41)%      23.17 %      34.91 %    (10.86)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $14,564        $19,231     $23,409      $12,590       $3,108      $2,005

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                  2.00 %(5)(6)   2.00 %(6)   2.00 %(6)    2.00 %(6)    2.00 %      2.00 %(5)
   Net investment income (loss)                           0.61 %(5)     (0.11)%     (0.22)%      (0.52)%      (0.60)%     (0.45)%(5)
Portfolio turnover                                         154 %(4)       166 %       249 %        193 %        192 %        59 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.37%, 2.24%, 2.13%, 2.22%, 2.32% and 3.71% for the periods ended February 28,
    2003, August 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company whose shares are offered in two separate Series, each a "Fund." Each Fund has distinct investment objectives.
   Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)(CONTINUED)

   marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2003, the Trust had no forward currency contracts.

G. OPTIONS:
   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   Each Fund may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At February 28, 2003, the Trust had no options.

H. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remain sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At February 28, 2003, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                                 1st       $1-2        $2 +
Fund                                         $1 Billion   Billion     Billion
------                                       ----------   -------     -------
Small Cap Value Fund ....................       0.90%      0.85%       0.80%
Value Equity Fund .......................       0.75%      0.70%       0.65%

   The Advisor has voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2003, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                               Class A     Class B    Class C
                                                Shares      Shares     Shares
                                               -------     -------    -------
Small Cap Value Fund ....................       1.40%       2.15%      2.15%
Value Equity Fund .......................       1.25%       2.00%      2.00%

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended February 28, 2003 is as follows:

                                   Class A          Class B         Class C
                                 Net Selling       Deferred         Deferred
                                 Commissions     Sales Charges    Sales Charges
                                 -----------     -------------    -------------
Small Cap Value Fund ..........    $63,560          $54,777          $5,211
Value Equity Fund .............     22,146           24,330           1,245

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

Small Cap Value Fund ..........    $2,966
Value Equity Fund .............     4,843

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the fund. The Distributor has advised the Trust that the total amount expensed for the six months ended February 28, 2003 is as follows:

                                            Distribution Fee   Distribution Fee
                         Distribution Fee     Paid Out to           Paid to
                           Retained by        Unaffiliated       W.S. Griffith
                           Distributor        Participants     Securities, Inc.
                         ----------------   ----------------   ----------------
Small Cap Value Fund ...     $201,106           $280,068            $4,362
Value Equity Fund ......      102,433            122,576             4,015

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)(CONTINUED)

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended February 28, 2003 financial agent fees were $127,123 as reported in the Statement of Operations of which PEPCO received $20,949 per Fund. The current fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 2003 transfer agent fees were $363,696 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                Transfer Agent
                                                                Fee Retained
                                                                --------------
Small Cap Value Fund ........................................      $104,136
Value Equity Fund ...........................................        31,609

   For the six months ended February 28, 2003 the following Funds paid PXPSecurities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected by it as follows:

                                                           Commissions Paid to
                                                           PXP Securities Corp.
                                                           --------------------
Small Cap Value Fund ...................................          $33,283
Value Equity Fund ......................................           15,260

   At February 28, 2003 PNX and its affiliates held shares of the Trust which aggregated the following:

                                                                   Aggregate
                                                                   Net Asset
                                                      Shares         Value
                                                      ------       ---------
Value Equity Fund, Class A .........................  1,055          $9,590

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the six months ended February 28, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                      Purchases        Sales
                                                    ------------   ------------
Small Cap Value Fund .............................. $136,596,250   $146,251,663
Value Equity Fund .................................  109,148,952    121,799,836

   There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 2003.

4. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION
   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                                           Expiration Year
                                                           ---------------
                                                                 2010
                                                           ---------------
Small Cap Value Fund ....................................    $27,551,224
Value Equity Fund .......................................      6,597,012

   This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
          NAME, (AGE) AND             LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
              ADDRESS                TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)                 Served since         24           Currently retired.
                                     1997.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)              Served since         34           Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC          1997.                             2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                      (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                   Housing Partnership Development Corp. (Chairman)
                                                                       (1981-present), Greater New York Councils, Boy Scouts of
                                                                       America (1985-present), Academy of Political Science (Vice
                                                                       Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                       (1989-present), The Harlem Youth Development Foundation
                                                                       (1998-present). Chairman, Metropolitan Transportation
                                                                       Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                       Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                       Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                       Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                       (1975-2002), Union Pacific Corp. (1978-2002), Blackrock
                                                                       Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                                       (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)           Served since         34           Currently retired.
  The Flat, Elmore Court             1997.
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)           Served since         27           Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902           1997.                             (1984-present). Director (1989-1997), Chairman of the Board
  Naples, FL  34108                                                    (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)              Served since         24           Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.          1997.                             since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                         Officer (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN  37402                                               Director/Trustee, Evergreen Funds (six portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)         Served since         32           Managing Director, U.S. Trust Company of New York (private
  United States Trust                2001.                             bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)             Served since         34           Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company            1997.                             management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
          NAME, (AGE) AND             LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
              ADDRESS                TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)           Served since         24           Managing Director, Northway Management Company
  Northway Management                1997.                             (1998-present). Managing Director, Mullin Associates
  Company                                                              (1993-1998).
  164 Mason Street
  Greenwich, CT  06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)        Served since         24           Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                    1997.                             Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA  22314                                                President, The Trust for America's Health (non-profit)
                                                                       (2001-present). Director, Duty Free International, Inc.
                                                                       (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
        NAME, (AGE) ADDRESS                          FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
       AND POSITION(S) WITH           LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
              TRUST                  TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)          Served since         22           Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC           2002.                             (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                               (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                          (1989-present).
   New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)         Served since         45           Director, PXRE Corporation (Delaware) (1985-present), World
                                     1997.                             Trust Fund (1991-present). Chairman (1997-2002), Director
   Chairman and President                                              (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                       Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                       Director, Executive Vice President and Chief Investment
                                                                       Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                       (1994-2002) and Executive Vice President, Investments
                                                                       (1988-2002), Phoenix Life Insurance Company. Director
                                                                       (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                       Counsel, Inc. Director (1984-2002) and President (1990-2000),
                                                                       Phoenix Equity Planning Corporation. Chairman and Chief
                                                                       Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                       Director and President, Phoenix Investment Management Company
                                                                       (2001-2002). Director and Executive Vice President, Phoenix
                                                                       Life and Annuity Company (1996-2002). Director and Executive
                                                                       Vice President, PHL Variable Insurance Company (1995-2002).
                                                                       Director, Phoenix National Trust Company (1996-2002).
                                                                       Director and Vice President, PM Holdings, Inc. (1985-2002).
                                                                       Director, PHL Associates, Inc. (1995-2002). Director
                                                                       (1992-2002) and President (1992-1994), WS Griffith
                                                                       Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with
   Phoenix Investment Partners, Ltd., and its affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
        NAME, (AGE) ADDRESS                          FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
       AND POSITION(S) WITH           LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
              TRUST                  TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  ***James M. Oates (56)             Served since         24           24 Chairman, Hudson Castle Group Inc. (formerly IBEX Capital
     Hudson Castle Group Inc.        1997.                             Markets Inc.) (financial services) (1997-present). Managing
     c/o Northeast Investment                                          Director, Wydown Group (consulting firm) (1994-present).
     Management, Inc.                                                  Director, Investors Financial Service Corporation
     50 Congress Street,                                               (1995-present), Investors Bank & Trust Corporation
     Ste. 1000                                                         (1995-present), Plymouth Rubber Co. (1995-present), Stifel
     Boston, MA 02109                                                  Financial (1996-present), Connecticut River Bancorp
                                                                       (1998-present), Connecticut River Bank (1998-present) and
                                                                       Trust Company of New Hampshire (2002-present). Director and
                                                                       Treasurer, Endowment for Health, Inc. (2000-present).
                                                                       Chairman, Emerson Investment Management, Inc. (2000-present).
                                                                       Investment Committee, New Hampshire Charitable Foundation
                                                                       (2001-present). Vice Chairman, Massachusetts Housing
                                                                       Partnership (1998-1999). Director, Blue Cross and Blue Shield
                                                                       of New Hampshire (1994-1999), AIB Govett Funds (1991-2000),
                                                                       Command Systems, Inc. (1998-2000), Phoenix Investment
                                                                       Partners, Ltd. (1995-2001) and 1Mind, Inc. (1999-2001).
------------------------------------------------------------------------------------------------------------------------------------

  ***  Mr. Oates is being  treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle
       Group Inc. and Phoenix and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                            POSITION(S) HELD WITH
          NAME, (AGE) AND                   TRUST AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
              ADDRESS                           TIME SERVED                                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)              Executive Vice President          Executive Vice President and Chief Financial Officer
                                     since 1997.                       (1999-present), Senior Vice President and Chief Financial
                                                                       Officer (1995-1999), Phoenix Investment Partners, Ltd.
                                                                       Director (1998-present), Senior Vice President, Finance
                                                                       (1990-present), Chief Financial Officer (1996-present), and
                                                                       Treasurer (1998-present), Phoenix Equity Planning
                                                                       Corporation. Director (1998-present), Senior Vice President
                                                                       (1990-present), Chief Financial Officer (1996-present) and
                                                                       Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                       Senior Vice President and Chief Financial Officer, Duff &
                                                                       Phelps Investment Management Co. (1996-present). Vice
                                                                       President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)                Executive Vice President          President, Private Client Group (1999-present), Executive
                                     since 1998.                       Vice President, Retail Division (1997-1999), Phoenix
                                                                       Investment Partners, Ltd. President, Private Client Group,
                                                                       Phoenix Equity Planning Corporation (2000-present). Executive
                                                                       Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (55)            Vice President                    Vice President and Compliance Officer, Phoenix Investment
                                     since 1999.                       Partners, Ltd. (1999-present) and Phoenix Investment Counsel,
                                                                       Inc. (1999-present). Vice President, Phoenix Fund Complex
                                                                       (1999-present). Compliance Officer (2000-present) and
                                                                       Associate Compliance Officer (1999), PXP Securities Corp.
                                                                       Vice President, Risk Management Liaison, Bank of America
                                                                       (1996-1999). Vice President, Securities Compliance, The
                                                                       Prudential Insurance Company of America (1993-1996). Branch
                                                                       Chief/Financial Analyst, Securities and Exchange Commission,
                                                                       Division of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)              Treasurer                         Vice President, Fund Accounting (1994-present) and Treasurer
                                     since 1997.                       (1996-present), Phoenix Equity Planning Corporation.
                                                                       Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)              Secretary since 2002.             Vice President and Insurance and Investment Products Counsel
  One American Row                                                     (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                                   Company. Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                        1-800-243-1574
Advisor Consulting Group                    1-800-243-4361
Text Telephone                              1-800-243-1926
Web site                            PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing
regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574
--------------------------------------------------------------------------------

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
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
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

                                                                 ---------------
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                                                                    standard
                                                                      U.S.
                                                                     Postage
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
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PXP 214 (4/03)